Disposals and business closures (Tables)	12 Months Ended
Dec. 31, 2022
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Schedule of Disposals Including Business Closures
The table below shows a summary of the assets and liabilities disposed of:

All figures in £ millions	Notes	2022	2021	2020

Disposal of subsidiaries and associates

Intangible assets, including goodwill		(77)	(3)	–

Property, plant and equipment		(11)	(48)	–

Investments in joint ventures and associates		–	–	(418)

Intangible assets – product development		(39)	(6)	–

Inventories		(33)	(2)	–

Trade and other receivables		(106)	(6)	–

Deferred tax		(12)	–	–

Cash and cash equivalents (excluding overdrafts)		(21)	(24)	–

Provisions for other liabilities and charges		1	3	–

Retirement benefit obligations		2	–	–

Trade and other liabilities		52	4	–

Financial liabilities – borrowings		8	67	–

Net assets disposed		(236)	(15)	(418)

Cumulative currency translation adjustment		5	(4)	70

Cash proceeds		291	108	531

Deferred proceeds		2	–	–

Costs of disposal		(25)	(24)	1

Gain on disposal		37	65	184

All figures in £ millions	2022	2021	2020

Cash flow from disposals

Proceeds – current year disposals	291	108	531

Proceeds – prior year disposals	86	16	105

Cash and cash equivalents disposed	(21)	(24)	–

Costs and other disposal liabilities paid	(23)	(17)	(5)

Net cash inflow	333	83	631

Analysed as:

Cash inflow from disposal of subsidiaries	333	83	100

Cash inflow from disposal of joint ventures and associates	–	–	531